Audit, Audit Related and Other Non-Audit Services - Summary of Fees Paid or Payable to Company's Auditors (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Auditor Remuneration [Line Items]
Audit services fees	£ 14,167	£ 11,238	£ 9,935
Other non-audit services	958	803	3,009
Total services	17,361	13,672	14,809
British Telecommunications plc [Member]
Auditor Remuneration [Line Items]
Audit services fees	8,118	5,372	4,271
Subsidiaries [Member]
Auditor Remuneration [Line Items]
Audit services fees	6,049	5,866	5,664
Audit Related Assurance Services
Auditor Remuneration [Line Items]
Other non-audit services	2,236	1,631	1,865
Tax Compliance Services
Auditor Remuneration [Line Items]
Other non-audit services			366
Tax Advisory Services
Auditor Remuneration [Line Items]
Other non-audit services			111
Other Assurance Services
Auditor Remuneration [Line Items]
Other non-audit services	748	211	200
All Other Non Audit Services
Auditor Remuneration [Line Items]
Other non-audit services	£ 210	£ 592	£ 2,332